Machinery and Equipment	12 Months Ended
Sep. 30, 2013
Notes
Machinery and Equipment

Note 6:  Machinery and Equipment

In April 2013, the Company transferred 10 units of medical devices and 4 units of attachments for the medical devices totaled approximately $28,780 from Inventory to Machinery and Equipment as demo units for marketing and sales purpose.  Subsequently, one demo unit was given away for marketing purpose during the year and normal depreciation was recorded, thus at September 30, 2013, machinery and equipment totaled $26,875.